Financial instruments and risks - Summary of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 138,190	$ 186,226
Total financial liabilities	41,800	37,429
Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	41,800	37,429
Financial liabilities at amortized cost | Accounts payable
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	5,391	6,181
Financial liabilities at amortized cost | Accrued expenses
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	17,808	14,505
Financial liabilities at amortized cost | Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	18,601	16,743
Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	138,190	186,226
Financial assets at amortized cost | Cash and cash equivalents
Disclosure Of Financial Instruments [Line Items]
Total financial assets	123,251	161,305
Financial assets at amortized cost | Term deposits
Disclosure Of Financial Instruments [Line Items]
Total financial assets	0	17,307
Financial assets at amortized cost | Accounts receivable
Disclosure Of Financial Instruments [Line Items]
Total financial assets	13,557	6,649
Financial assets at amortized cost | Other financial non-current assets
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 1,382	$ 965